                      -----------------------------------
                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 1997
                                  (UNAUDITED)

                      -----------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                  PAGE
                                                                                                     ----
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.......................................................          1
    Statement of Operations...................................................................          2
    Statements of Changes in Net Assets.......................................................          3
    Financial Highlights......................................................................          4
    Notes to Financial Statements.............................................................        5-6

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. LARGE CAP VALUE SERIES
    Statement of Net Assets...................................................................          7
    Statement of Operations...................................................................          9
    Statements of Changes in Net Assets.......................................................         10
    Financial Highlights......................................................................         11
    Notes to Financial Statements.............................................................      12-13

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1997

                                  (UNAUDITED)

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
  Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
    (2,224,745 Shares, Cost $30,417) at Value........................................  $    36,132
  Receivable for Fund Shares Sold....................................................          101
  Prepaid Expenses and Other Assets..................................................           32
                                                                                       -----------
        Total Assets.................................................................       36,265
                                                                                       -----------
LIABILITIES:
  Payable for Investment Securities Purchased........................................          101
  Accrued Expenses...................................................................           24
                                                                                       -----------
        Total Liabilities............................................................          125
                                                                                       -----------
NET ASSETS...........................................................................  $    36,140
                                                                                       -----------
                                                                                       -----------
SHARES OUTSTANDING, $.01 PAR VALUE (Authorized 100,000,000)..........................    2,174,238
                                                                                       -----------
                                                                                       -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.............................  $     16.62
                                                                                       -----------
                                                                                       -----------
NET ASSETS CONSIST OF:
    Paid-In Capital..................................................................  $    29,328
    Undistributed Net Investment Income..............................................           69
    Undistributed Net Realized Gain..................................................        1,028
    Unrealized Appreciation of Investment Securities.................................        5,715
                                                                                       -----------
        Total Net Assets.............................................................  $    36,140
                                                                                       -----------
                                                                                       -----------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received.........................................................  $  173
                                                                                            ------

EXPENSES
    Administrative Services...............................................................       2
    Accounting & Transfer Agent Fees......................................................      10
    Shareholder Services..................................................................      15
    Legal Fees............................................................................       3
    Audit Fees............................................................................       1
    Filing Fees...........................................................................       9
    Shareholders' Reports.................................................................       4
    Directors' Fees and Expenses..........................................................       2
    Organization Costs....................................................................       3
    Other.................................................................................       1
                                                                                            ------
        Total Expenses....................................................................      50
                                                                                            ------

    NET INVESTMENT INCOME.................................................................     123
                                                                                            ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received.......................................................   1,372

Net Realized Loss on Investment Securities................................................     (63)

Change in Unrealized Appreciation (Depreciation) of Investment Securities.................   1,912
                                                                                            ------

    NET GAIN ON INVESTMENT SECURITIES.....................................................   3,221
                                                                                            ------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $3,344
                                                                                            ------
                                                                                            ------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                            SIX MONTHS      YEAR
                                                                                               ENDED       ENDED
                                                                                              MAY 31,     NOV. 30,
                                                                                               1997         1996
                                                                                            -----------   --------
                                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.................................................................    $   123     $    301
    Capital Gain Distributions Received...................................................      1,372          196
    Net Realized Loss on Investment Securities............................................        (63)         (46)
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.............      1,912        3,075
                                                                                            -----------   --------
        Net Increase in Net Assets Resulting from Operations..............................      3,344        3,526
                                                                                            -----------   --------

Distributions From:
    Net Investment Income.................................................................       (339)         (17)
    Net Realized Gains....................................................................       (422)          (1)
                                                                                            -----------   --------
        Total Distributions...............................................................       (761)         (18)
                                                                                            -----------   --------
Capital Share Transactions (1):
    Shares Issued.........................................................................      9,714       18,113
    Shares Issued in Lieu of Cash Distributions...........................................        761           18
    Shares Redeemed.......................................................................     (2,997)      (2,670)
                                                                                            -----------   --------
        Net Increase From Capital Share Transactions......................................      7,478       15,461
                                                                                            -----------   --------
        Total Increase....................................................................     10,061       18,969
NET ASSETS
    Beginning of Period...................................................................     26,079        7,110
                                                                                            -----------   --------
    End of Period.........................................................................    $36,140     $ 26,079
                                                                                            -----------   --------
                                                                                            -----------   --------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.........................................................................        627        1,325
    Shares Issued in Lieu of Cash Distributions...........................................         51            1
    Shares Redeemed.......................................................................       (194)        (196)
                                                                                            -----------   --------
                                                                                                  484        1,130
                                                                                            -----------   --------
                                                                                            -----------   --------

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        YEAR         YEAR         AUG. 3
                                     SIX MONTHS         ENDED        ENDED          TO
                                        ENDED           NOV.         NOV.          NOV.
                                       MAY 31,           30,          30,           30,
                                        1997            1996         1995          1994
                                     -----------       -------      -------       -------
                                     (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................    $ 15.43         $ 12.72      $  9.48       $ 10.00
                                     -----------       -------      -------       -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.06            0.20         0.17          0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       1.58            2.54         3.40         (0.52)
                                     -----------       -------      -------       -------
  Total from Investment
    Operations.....................       1.64            2.74         3.57         (0.41)
                                     -----------       -------      -------       -------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.20)          (0.03)       (0.17)        (0.11)
  Net Realized Gains...............      (0.25)             --        (0.16)           --
                                     -----------       -------      -------       -------
  Total Distributions..............      (0.45)          (0.03)       (0.33)        (0.11)
                                     -----------       -------      -------       -------
Net Asset Value, End of Period.....    $ 16.62         $ 15.43      $ 12.72       $  9.48
                                     -----------       -------      -------       -------
                                     -----------       -------      -------       -------
Total Return.......................      10.69%#         21.59%       37.76%        (4.14)%#

Net Assets, End of Period
  (thousands)......................    $36,140         $26,079      $ 7,110       $ 1,285
Ratio of Expenses to Average Net
  Assets (1).......................       0.51%*          0.82%        0.96%(a)      0.96%*(a)
Ratio of Net Investment Income to
  Average
  Net Assets.......................       0.79%*          1.80%        2.37%(a)      5.39%*(a)
Portfolio Turnover Rate............        N/A             N/A          N/A           N/A
Average Commission Rate............        N/A             N/A          N/A           N/A

--------------

*    Annualized
#    Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 2.35% and 8.45%, respectively and the ratios of net investment income to average net assets for the periods ended November 30,1995 and 1994 would have been 0.98% and (2.10)%, respectively.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers eleven portfolios, of which U.S. Large Cap Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1997, the Portfolio owned 3% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. Effective July 1, 1996, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%. Prior to that date this rate was 0.15 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996 the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets.

    In addition, pursuant to an agreement with certain Shareholder Service Agents, the Portfolio pays to such agents a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................................................  $5,715
Gross Unrealized Depreciation.............................................................      --
                                                                                            ------
Net.......................................................................................  $5,715
                                                                                            ------
                                                                                            ------

E. LINE OF CREDIT

    In July, 1996, the Fund, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1997.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1997
                                  (UNAUDITED)

                                                          SHARES            VALUE+
                                                         ---------  --------------
COMMON STOCKS -- (97.0%)
  #AK Steel Holding Corp...............................     78,400  $    3,047,800
  *AMR Corp............................................    226,500      22,508,437
  #Advanta Corp. Class A...............................     36,800       1,083,300
  Advanta Corp. Class B Non-Voting.....................     74,000       2,058,125
  Aetna, Inc...........................................    199,726      20,172,326
  Ahmanson (H.F.) & Co.................................    237,800       9,690,350
  Albemarle Corp.......................................     97,500       1,828,125
  Alexander & Baldwin, Inc.............................    109,700       2,968,756
  Alleghany Corp.......................................      8,432       1,798,124
  *Alumax, Inc.........................................    138,500       5,349,562
  Ambac, Inc...........................................     47,400       3,555,000
  *Amdahl Corp.........................................    296,733       2,967,330
  Amerada Hess Corp....................................    163,800       8,763,300
  American General Corp................................    326,500      14,447,625
  *American Greetings Corp. Class A....................     19,400         665,662
  American National Insurance Co.......................     18,300       1,509,750
  *Apple Computer, Inc.................................    319,800       5,336,662
  *Archer-Daniels Midland Co...........................    983,500      19,670,000
  Argonaut Group, Inc..................................     32,100         934,912
  Asarco, Inc..........................................    104,900       3,265,012
  Avnet, Inc...........................................     50,600       3,187,800
  BHC Communications, Inc. Class A.....................      7,100         777,450
  Ball Corp............................................    112,500       3,276,562
  #Bankers Trust New York Corp.........................    101,900       8,623,287
  Bear Stearns Companies, Inc..........................    190,337       6,185,952
  Berkley (W.R.) Corp..................................     18,200         940,712
  *Bethlehem Steel Corp................................    275,500       2,755,000
  *Beverly Enterprises.................................    231,100       3,264,287
  Black & Decker Corp..................................    222,800       7,742,300
  Block Drug Co., Inc. Class A.........................     15,927         702,779
  Boise Cascade Corp...................................    121,100       4,601,800
  Borg Warner Automotive, Inc..........................     46,300       2,257,125
  *#Boston Chicken, Inc................................    158,300       2,859,294
  #Bowater, Inc........................................     52,600       2,597,125
  *Brinker International, Inc..........................    194,900       2,704,237
  *Burlington Industries, Inc..........................     96,800       1,064,800
  Burlington Northern Santa Fe Corp....................    220,200      18,276,600
  CIGNA Corp...........................................     84,608      14,700,640
  *CNA Financial Corp..................................     92,300       9,449,212
  CNF Transportation, Inc..............................     17,800         574,050
  CSX Corp.............................................    365,200      19,355,600
  Caliber Systems, Inc.................................     64,500       2,064,000
  Centex Corp..........................................     38,400       1,531,200
  Century Telephone Enterprises, Inc...................     75,600       2,286,900
  Champion International Corp..........................    182,000       8,986,250
  Chesapeake Corp......................................     15,100         505,850
  Chiquita Brands International, Inc...................    109,200       1,678,950
  *Chris-Craft Industries, Inc.........................     66,804       2,855,871
  Chrysler Corp........................................  1,858,726      59,014,550
  Cincinnati Financial Corp............................     89,560       7,002,472
  Citizens Corp........................................     14,000         355,250
  Coca-Cola Enterprises, Inc...........................    558,900      11,806,762
  Comdicso, Inc........................................     68,800       2,537,000
  Commerce Bancshares, Inc.............................     50,740       2,200,847
  Commerce Group, Inc..................................     49,600       1,116,000
  Comsat Corp. Series 1................................     86,100       1,937,250

                                                          SHARES            VALUE+
                                                         ---------  --------------
  *Consolidated Freightways Corp.......................     50,450  $      621,166
  Coors (Adolph) Co. Class B...........................     80,500       1,962,187
  Countrywide Credit Industries, Inc...................    258,600       6,949,875
  Cummins Engine Co., Inc..............................     55,200       3,519,000
  #Cyprus Amax Minerals Co., Inc.......................    238,900       5,823,187
  *DSC Communications Corp.............................      2,900          74,131
  *Darden Restaurants, Inc.............................    118,500         992,437
  *Digital Equipment Corp..............................    464,300      16,656,762
  Dillards, Inc. Class A...............................    246,700       8,326,125
  *Dime Bancorp, Inc...................................    140,300       2,385,100
  Donaldson, Lufkin & Jenrette, Inc....................     88,500       4,657,313
  Enserch Corp.........................................     92,800       1,983,600
  *#Enserch Exploration, Inc...........................    295,000       3,208,125
  Equitable Companies, Inc.............................    150,100       4,728,150
  Equitable of Iowa Companies..........................     18,100       1,002,288
  *#Federated Department Stores, Inc...................    444,300      16,439,100
  Fina, Inc. Class A...................................     35,200       2,321,000
  #Financial Security Assurance Holdings, Ltd..........     30,300       1,094,588
  Finova Group, Inc....................................     36,600       2,726,700
  First Citizens Bancshares, Inc. NC...................      3,700         316,350
  First Hawaiian, Inc..................................     44,100       1,562,794
  Florida East Coast Industries, Inc...................     11,400       1,234,050
  Ford Motor Co........................................  2,278,000      85,425,000
  GATX Corp............................................     28,200       1,600,350
  General Motors Corp..................................  1,421,400      81,375,150
  General Motors Corp. Class H.........................    182,646      10,068,361
  Georgia-Pacific Corp.................................    164,900      14,552,425
  Golden West Financial Corp...........................     90,800       6,151,700
  *Grand Casinos, Inc..................................      4,000          51,500
  Great Atlantic & Pacific Tea Co., Inc................     69,700       1,925,463
  Great Western Financial Corp.........................    217,800      10,563,300
  Greenpoint Financial Corp............................     71,600       4,331,800
  *HFS, Inc............................................     54,450       2,933,494
  #Heilig-Meyers Co....................................    159,100       2,625,150
  Hollinger International, Inc. Class A................     98,000       1,090,250
  IVAX Corp............................................     69,500         747,125
  Inland Steel Industries, Inc.........................    124,600       3,068,275
  International Paper Co...............................    677,200      32,505,600
  *International Speciality Products, Inc..............    252,000       3,433,500
  #James River Corp. of Virginia.......................    126,200       4,432,775
  *#K Mart Corp........................................  1,187,400      16,623,600
  *#Kaiser Aluminum Corp...............................     90,700       1,043,050
  LTV Corp.............................................    225,900       3,162,600
  #Lafarge Corp........................................    136,700       3,383,325
  Lehman Brothers Holdings, Inc........................    297,600      12,015,600
  Lennar Corp..........................................     60,000       1,575,000
  Liberty Corp.........................................     28,900       1,148,775
  Liberty Financial Companies, Inc.....................     81,000       3,634,875
  Lincoln National Corp................................    156,950       9,554,331
  Loews Corp...........................................    184,900      17,981,525
  Longs Drug Stores Corp...............................     28,000         665,000
  Longview Fibre Co....................................     43,100         727,313
  Louisiana-Pacific Corp...............................    196,400       3,829,800
  MBIA, Inc............................................     58,300       6,259,963
  MCI Communications Corp..............................     23,400         899,438

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                          SHARES            VALUE+
                                                         ---------  --------------
  Mead Corp............................................    140,500       8,956,875

  Mercantile Stores Co., Inc...........................     70,012  $    3,763,145
                                                          SHARES            VALUE+
                                                         ---------  --------------
  Mitchell Energy & Development Corp. Class A..........     31,500         696,938
  Mitchell Energy & Development Corp. Class B..........     37,200         832,350
  #Morgan (J.P.) & Co., Inc............................     94,300      10,137,250
  *Navistar International Corp.........................    221,900       3,689,088
  *Nextel Communications Corp. Class A.................    470,800       6,914,875
  Norfolk Southern Corp................................    158,500      15,394,313
  *Novell, Inc.........................................    434,600       3,429,266
  Occidental Petroleum Corp............................    529,900      12,320,175
  *Officemax, Inc......................................    367,200       5,094,900
  Ogden Corp...........................................    151,696       2,958,072
  Ohio Casualty Corp...................................     47,800       1,971,750
  Old Republic International Corp......................    181,250       5,460,156
  Overseas Shipholding Group, Inc......................     26,400         498,300
  Pacific Century Financial Corp.......................     55,800       2,566,800
  *Pacificare Health Systems, Inc. Class B.............      7,356         582,503
  Paine Webber Group, Inc..............................     76,300       2,708,650
  Paul Revere Corp.....................................     62,000       2,650,500
  Penney (J.C.) Co., Inc...............................      6,000         309,000
  Phelps Dodge Corp....................................     92,100       7,701,863
  Potlatch Corp........................................     94,600       4,055,975
  Providian Corp.......................................    311,600      18,657,050
  *Pulte Corp..........................................     35,700       1,129,013
  RJR Nabisco Holdings Corp............................    488,080      15,801,590
  Rayonier, Inc........................................     83,000       3,558,625
  Republic New York Corp...............................     64,900       6,473,775
  Reynolds Metals Co...................................     98,200       6,665,325
  *Russell Corp........................................     17,200         526,750
  Ryder System, Inc....................................    195,800       6,485,875
  Safeco Corp..........................................    279,200      12,127,750
  Saint Paul Companies, Inc............................    213,400      15,284,775
  Salomon, Inc.........................................    284,800      15,272,400
  #Sensormatic Electronics Corp........................    170,400       2,662,500
  Signet Banking Corp..................................    113,000       3,714,875
  *Silicon Graphics, Inc...............................    162,000       3,057,750
  *Smiths Food & Drug Centers, Inc. Class B............      7,469         352,910
  Southern New England Telecommunications Corp.........     42,800       1,669,200
  *Springs Industries, Inc. Class A....................     27,300       1,382,063
  *St. Joe Corp........................................     35,000       2,878,750
  Stone Container Corp.................................    237,400       3,264,250
  Sun Co., Inc.........................................     14,080         420,640
  TIG Holdings, Inc....................................     75,300       2,033,100
  *Tandem Computers, Inc...............................    287,300       4,094,025
  Tecumseh Products Co. Class A........................     20,300       1,144,413
  Tecumseh Products Co. Class B........................      5,700         302,813
  Telephone & Data Systems, Inc........................    152,900       5,934,431
  Temple-Inland, Inc...................................    138,200       8,361,100
  Tenneco, Inc.........................................    398,200      17,819,450
  Terra Industries, Inc................................    146,400       1,848,300
  Timken Co............................................     46,400       3,184,200
  Transamerica Corp....................................    136,400      12,395,350
  Tyson Foods, Inc. Class A............................    207,750       4,245,891
  UMB Financial Corp...................................     28,381       1,144,109
  USF&G Corp...........................................    236,900       5,093,350
  USLIFE Corp..........................................     72,100       3,514,875
  USX-Marathon Group, Inc..............................    398,250      11,847,938
  USX-US Steel Group...................................    264,400       8,526,900
  Union Camp Corp......................................    142,600       7,486,500
  Union Pacific Corp...................................    273,200  $   18,509,300
  Unionbancal Corp.....................................     53,200       3,524,500

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                          SHARES            VALUE+
                                                         ---------  --------------
  *Unisys Corp.........................................    218,000       1,498,750
  *United States Cellular Corp.........................     79,800       2,194,500
  Unitrin, Inc.........................................    111,900       6,119,531
  Valero Energy Corp...................................     81,100       2,899,325
  Valhi, Inc...........................................     80,100         660,825
  *Value Health, Inc...................................     82,700       1,674,675
  *Viacom, Inc. Class A................................     87,000       2,620,875
  *Viacom, Inc. Class B................................    505,000      14,992,188
  *Vishay Intertechnology, Inc.........................     85,680       2,516,850
  *Waban, Inc..........................................        700          21,263
  Washington Mutual, Inc...............................        900          50,006
  *Weis Markets, Inc...................................      7,600         223,250
  Wellman, Inc.........................................     44,600         797,225
  Wesco Financial Corp.................................      8,500       2,256,750
  Westinghouse Electric Corp...........................     92,500       1,873,125
  Westvaco Corp........................................    147,650       4,614,063
  Weyerhaeuser Co......................................    124,000       6,184,500
  *Wheelabrator Technologies, Inc......................     88,100       1,134,288
  Whirlpool Corp.......................................     56,100       2,797,988
  Zurich Reinsurance Centre Holdings, Inc..............     74,700       2,903,963
                                                                    --------------
TOTAL COMMON STOCKS
  (Cost $975,499,191)..................................              1,194,488,458
                                                                    --------------
PREFERRED STOCKS -- (0.0%)
  *Pacificare Health Systems, Inc. 5% Cumulative,
    Convertible, Redeemable Class A (Cost $185,737)....      2,340         174,915
                                                                    --------------
                                                           FACE
                                                          AMOUNT
                                                         ---------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.25%,
    06/02/97 (Collateralized by U.S. Treasury Notes
    6.00%, 08/15/99) (Cost $34,280,000)................  $  34,280      34,280,000
                                                                    --------------
TOTAL INVESTMENTS -- (99.8%)
  (Cost $1,009,964,928)++..............................              1,228,943,373
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.2%)
  Other Assets.........................................                  8,730,293
  Payable for Investment Securities Purchased..........                 (5,678,989)
  Other Liabilities....................................                   (200,612)
                                                                    --------------
                                                                         2,850,692
                                                                    --------------
NET ASSETS -- (100.0%) Applicable to 75,844,396
  Outstanding $.01 Par Value Shares (Unlimited Number
  of Shares Authorized)................................             $1,231,794,065
                                                                    --------------
                                                                    --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................             $        16.24
                                                                    --------------
                                                                    --------------
--------------------
+See Note B to Financial Statements.
*Non-Income Producing Securities
#Securities on Loan
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1997

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends.............................................................................  $ 12,165
    Interest..............................................................................       323
    Income From Securities Lending........................................................        49
                                                                                            --------
        Total Investment Income...........................................................    12,537
                                                                                            --------

EXPENSES
    Investment Advisory Services..........................................................       537
    Accounting & Transfer Agent Fees......................................................       292
    Custodian's Fee.......................................................................        97
    Legal Fees............................................................................        10
    Audit Fees............................................................................        11
    Shareholders' Reports.................................................................        13
    Trustees' Fees and Expenses...........................................................         3
    Other.................................................................................        13
                                                                                            --------
        Total Expenses....................................................................       976
                                                                                            --------

    NET INVESTMENT INCOME.................................................................    11,561
                                                                                            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities................................................    35,763

Change in Unrealized Appreciation (Depreciation) of Investment Securities.................    72,107
                                                                                            --------

    NET GAIN ON INVESTMENT SECURITIES.....................................................   107,870
                                                                                            --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................................  $119,431
                                                                                            --------
                                                                                            --------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                            SIX MONTHS    YEAR
                                                                                              ENDED      ENDED
                                                                                             MAY 31,    NOV. 30,
                                                                                               1997       1996
                                                                                            ----------  --------
                                                                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income.................................................................  $   11,561  $ 16,593
    Net Realized Gain on Investment Securities............................................      35,763    52,525
    Change in Unrealized Appreciation (Depreciation) of Investment Securities.............      72,107    82,209
                                                                                            ----------  --------
        Net Increase in Net Assets Resulting from Operations..............................     119,431   151,327
                                                                                            ----------  --------

Distributions From:
    Net Investment Income.................................................................      (6,025)  (16,140)
    Net Realized Gains....................................................................     (52,566)  (11,101)
                                                                                            ----------  --------
        Total Distributions...............................................................     (58,591)  (27,561)
                                                                                            ----------  --------
Capital Share Transactions (1):
    Shares Issued.........................................................................     160,020   470,093
    Shares Issued in Lieu of Cash Distributions...........................................      49,196    25,800
    Shares Redeemed.......................................................................     (26,204)  (54,744)
                                                                                            ----------  --------
        Net Increase From Capital Share Transactions......................................     183,012   441,149
                                                                                            ----------  --------
        Total Increase....................................................................     243,852   564,915
NET ASSETS
    Beginning of Period...................................................................     987,942   423,027
                                                                                            ----------  --------
    End of Period.........................................................................  $1,231,794  $987,942
                                                                                            ----------  --------
                                                                                            ----------  --------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.........................................................................      10,556    33,894
    Shares Issued in Lieu of Cash Distributions...........................................       3,346     1,923
    Shares Redeemed.......................................................................      (1,725)   (3,976)
                                                                                            ----------  --------
                                                                                                12,177    31,841
                                                                                            ----------  --------
                                                                                            ----------  --------

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS         YEAR           YEAR          YEAR        FEB. 15
                                       ENDED           ENDED          ENDED         ENDED           TO
                                      MAY 31,         NOV. 30,       NOV. 30,      NOV. 30,      NOV. 30,
                                        1997            1996           1995          1994          1993
                                     ----------      ----------      --------      --------      --------
                                     (UNAUDITED)

Net Asset Value, Beginning of
  Period...........................  $    15.52      $    13.29      $   9.92      $  10.59      $  10.00
                                     ----------      ----------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.16            0.31          0.32          0.33          0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        1.47            2.57          3.53         (0.65)         0.58
                                     ----------      ----------      --------      --------      --------
  Total from Investment
    Operations.....................        1.63            2.88          3.85         (0.32)         0.78
                                     ----------      ----------      --------      --------      --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.09)          (0.31)        (0.31)        (0.35)        (0.18)
  Net Realized Gains...............       (0.82)          (0.34)        (0.17)           --         (0.01)
                                     ----------      ----------      --------      --------      --------
  Total Distributions..............       (0.91)          (0.65)        (0.48)        (0.35)        (0.19)
                                     ----------      ----------      --------      --------      --------
Net Asset Value, End of Period.....  $    16.24      $    15.52      $  13.29      $   9.92      $  10.59
                                     ----------      ----------      --------      --------      --------
                                     ----------      ----------      --------      --------      --------
Total Return.......................       11.11%#         22.48%        39.26%        (3.13)%        7.79%#

Net Assets, End of Period
  (thousands)......................  $1,231,794      $  987,942      $423,027      $198,848      $ 90,271
Ratio of Expenses to Average Net
  Assets...........................        0.18%*          0.19%         0.21%         0.22%         0.23%*
Ratio of Net Investment Income to
  Average Net Assets...............        2.16%*          2.37%         2.84%         3.72%         3.75%*
Portolio Turnover Rate.............       17.76%*         20.12%        29.41%        39.33%         0.75%*
Average Commission Rate (1)........  $   0.0497      $   0.0499           N/A           N/A           N/A

--------------

*    Annualized
#    Non-Annualized
(1) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                 See accompanying Notes to Financial Statements

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers sixteen portfolios, of which The U.S. Large Cap Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 30, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA") (the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1%.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1997, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $ 203,014
Sales..................................................     94,065

E. INVESTMENT TRANSACTIONS:

    At May 31, 1997, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation..........................  $ 230,438
Gross Unrealized Depreciation..........................    (11,460)
                                                         ---------
Net....................................................  $ 218,978
                                                         ---------
                                                         ---------

F. LINE OF CREDIT

    In July, 1996, the Trust, together with other DFA-advised portfolios, entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1997.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital......................................  $   971,066
Undistributed Net Investment Income..................        6,064
Undistributed Net Realized Gain......................       35,686
Unrealized Appreciation of Investment Securities.....      218,978
                                                       -----------
                                                       $ 1,231,794
                                                       -----------
                                                       -----------

H. SECURITIES LENDING

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. The market value of securities on loan to brokers from the Series is $44,839,181 and the related collateral cash received is $46,549,650 at May 31, 1997.